Note 4 - Cash and Cash Equivalents and Restricted Cash - Cash and Cash Equivalents (Details) - CAD ($) $ in Thousands	Nov. 30, 2024	Nov. 30, 2023
Statement Line Items [Line Items]
Cash at bank and on hand	$ 2,999	$ 7,291
Term deposits	8,881	14,298
Total	$ 11,880	$ 21,589